SUMMARY OF SIGNIFICANT ACOUNTING POLICIES (Details Textual) - USD ($)	3 Months Ended								8 Months Ended	12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2017	Dec. 08, 2016	Oct. 19, 2015
Accounting Policies [Line Items]
Minimum Percentage Distribute of Taxable Income To Shareholders										90.00%
Stock Redemption Percentage On Weighted-Average Number Of Shares Outstanding	5.00%									5.00%
Share Price	$ 10.00									$ 10.00			$ 10.00
Percentage of Acquisition Fees upon Contract Purchase Price										3.00%
Percentage Of Assets Management Fees Paid By Advisor												50.00%
Common Stock, Shares Subscribed but Unissued												100,000
Common Stock, Value, Subscriptions												$ 1,000,000
Financing Coordination Fee, Percentage	1.00%									1.00%
Property Management Fee, Percent Fee										1.50%
Common Stock, Dividends, Per Share, Declared	$ 0.18	$ 0.14	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0.32
Advisor [Member]
Accounting Policies [Line Items]
Asset Management Fees Percentage										0.10%
Disposition Fees Description										the Company shall pay to its Advisor or an affiliate 3.0% of the Contract Sales Price, as defined, of each of the Properties sold; provided, however, that if, in connection with such disposition, commissions are paid to third parties unaffiliated with its Advisor or its affiliates, the disposition fees paid to its Advisor, sponsors, their affiliates and unaffiliated third parties may not exceed the lesser of the competitive real estate commission or 6.0% of the Contract Sales Price.
Leasing Commission Fees Description										the Company shall pay to the Advisor leasing commissions equal to 6.0% of the rents due pursuant to such lease for the first ten years of the lease term; provided, however (i) if the term of the lease is less than ten years, such commission percentage will apply to the full term of the lease and (ii) any rents due under a renewal of a lease of an existing tenant upon expiration of the initial lease agreement (including any extensions provided for thereunder) shall accrue a commission of 3.0% in lieu of the aforementioned 6.0% commission.
Subordinated Participation Fees Description										The subordinated participation fee is only due if the Preferred Return, as defined, is achieved and is equal to the sum of: (i) 40% of the product of (a) the difference of (x) the Preliminary NAV per share minus (y) the Highest Prior NAV per share, multiplied by (b) the number of shares outstanding as of December 31 of the relevant annual period, but only if this results in a positive number, plus (ii) 40% of the product of: (a) the amount by which aggregate cash distributions to stockholders during the annual period, excluding return of capital distributions, divided by the weighted average number of shares outstanding for the annual period, exceed the Preferred Return, multiplied by (b) the weighted average number of shares outstanding for the annual period calculated on a monthly basis; provided.
Scenario, Forecast [Member]
Accounting Policies [Line Items]
Stock Redemption percentage Of Net Asset Value, Per Month											2.00%
Stock Redemption percentage Of Net Asset Value, Per Quarter											5.00%
Stock Redemption percentage Of Net Asset Value, Per Annum											20.00%
Less Than One Year [Member]
Accounting Policies [Line Items]
Stock Redemption Price Percentage	97.00%									97.00%
At least One Year [Member]
Accounting Policies [Line Items]
Stock Redemption Price Percentage	98.00%									98.00%
At Least Two Years [Member]
Accounting Policies [Line Items]
Stock Redemption Price Percentage	99.00%									99.00%
At Least Three Years [Member]
Accounting Policies [Line Items]
Stock Redemption Price Percentage	100.00%									100.00%
Maximum [Member]
Accounting Policies [Line Items]
Percentage of Acquisition Fees upon Contract Purchase Price										6.00%
Site Improvement [Member]
Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life										15 years
Property, Plant and Equipment, Estimated Useful Lives										Shorter of 15 years or remaining contractual lease term
Tanent Improvement [Member]
Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life										15 years
Property, Plant and Equipment, Estimated Useful Lives										Shorter of 15 years or remaining contractual lease term
Building [Member] | Minimum [Member]
Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life										35 years
Building [Member] | Maximum [Member]
Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life										40 years